Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities
Schedule of lease liabilities

	2022	2021
	($)	($)

Balance – Beginning of year	9,866	2,035
Acquisition of Tintic	325	—
Additions	1,328	13,576
Repayment of liabilities	(6,945)	(5,745)
Lease modifications and extinguishment	(2,418)	—
Currency translation adjustments	14	—
Balance – End of year	2,170	9,866

Current liabilities	1,208	8,104
Non-current liabilities	962	1,762
	2,170	9,866